Investments in Affiliate Companies and Investments in Available-for-Sale Securities	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies and Investments in Available-for-Sale Securities

NOTE 9: INVESTMENTS IN AFFILIATE COMPANIES AND INVESTMENTS IN AVAILABLE–FOR–SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of the Republic of the Marshall Islands. Navios GP L.L.C., a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest. In August 2019, Navios Holdings sold the general partnership interests in Navios Partners (except for the incentive distribution rights) to NSM. Olympos Maritime Ltd. is currently Navios Partners’ general partner (the “General Partner”).

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of Navios Partners’ common units over a two-year period. As of December 31, 2020, Navios Partners had repurchased and cancelled 4,694,279 common units.

In February 2019, Navios Partners issued 380,952 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 7,775 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $8.

On April 25, 2019, Navios Partners announced a 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partners units. The reverse stock split was effective on May 21, 2019. All issued and outstanding  shares of common units and general partner units contained to the notes to the consolidated financial statements until May 21, 2019, are presented before reverse stock split.

As of December 31, 2020 and following the sale of Navios Partners general partnership interest effected on August 30, 2019, Navios Holdings held a total of 2,070,216 (post reverse stock split) common units representing a 17.9% ownership interest in Navios Partners. Navios Holdings evaluated its investment in the common stock of Navios Partners under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Partners and, therefore, its investment in Navios Partners is accounted for under the equity method.

As of December 31, 2021 and December 31, 2020 Navios Partners has issued 7,687,730 and 357,508 units, respectively, through its Continuous Offering Programs entered into from time to time. Pursuant to the issuance of common units, Navios Partners issued 156,895 and 7,298 general partnership units to its general partner as of December 31, 2021 and December 31, 2020, respectively, in order to maintain its 2.0% general partnership interest.

As of December 31, 2021 and following the NMCI Merger (as defined herein), 1,263,276 units held in Navios Containers were converted to 492,678 units of Navios Partners. Further and following the NNA Merger (as defined herein), 4,865,147 shares held in Navios Acquisition were converted to 620,306 units of Navios Partners. Accordingly, as of December 31, 2021, Navios Holdings holds a total of 3,183,199 common units representing a 10.3% interest in Navios Partners,and incentive distribution rights are held by Navios GP L.L.C.

As of December 31, 2021 and December 31, 2020, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $56,351 and $77,904, respectively.

As of December 31, 2021 and 2020, the carrying amount of the investment in Navios Partners was $125,744 and $39,133, respectively.

Total equity method income and amortization of deferred gain of $66,745, $5,466 and $13,526, were included under the caption “Equity in net earnings/(losses) of affiliate companies” for the years ended December 31, 2021, 2020 and 2019, respectively.

Dividends received during the years ended December 31, 2021, 2020 and 2019 were $519, $1,449, and $2,692, respectively.

As of December 31, 2021, the market value of the investment in Navios Partners was $79,866. Based on Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below its carrying value is temporary and, therefore, no impairment was recorded. No impairment was recorded for the years ended December 31, 2020 and 2019, respectively.

Navios Acquisition

On August 25, 2021, Navios Partners and its direct wholly-owned subsidiary Navios Acquisition Merger Sub. Inc. (“Merger Sub”) entered into an Agreement and Plan of Merger with Navios Acquisition (the “NNA Merger”).

On August 25, 2021, Navios Partners purchased 44,117,647 shares of Navios Acquisition, thereby acquiring a controlling interest in Navios Acquisition, and the results of operations of Navios Acquisition are included in Navios Partners’ consolidated statements of operations commencing on August 26, 2021. Pursuant to the NNA Merger, on August 26, 2021, Navios Acquisition called for redemption of all of its outstanding 8.125% first Priority Ship Mortgage Notes due November 15, 2021 (the “Navios Acquisition’s Ship Mortgage Notes”) and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Navios Acquisition’s Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Navios Acquisition’s Ship Mortgage Notes. The redemption date for the Navios Acquisition’s Ship Mortgage Notes was September 25, 2021.

On October 15, 2021, Navios Partners completed the NNA Merger. As a result thereof, Navios Acquisition became a wholly-owned subsidiary of Navios Partners. Each outstanding common unit of Navios Acquisition that was held by a unitholder, other than Navios Partners, Navios Acquisition and their respective subsidiaries was converted into the right to receive 0.1275 of a common unit of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public unitholders of Navios Acquisition. As of the close market on October 15, 2021, Navios Acquisitions’ common shares were no longer listed for trading on NYSE.

Upon completion of the NNA Merger, as of October 15, 2021, Navios Holdings derecognized its investment in Navios Acquisition. As of December 31, 2020, Navios Holdings had a 29.5% economic interest in Navios Acquisition.

As of December 31, 2020, the pre-OTTI loss unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $68,793. As a result of the OTTI loss recorded as at December 31, 2020, the Company recomputed this difference to be amortized in future period through “Equity in net earnings/(losses) of affiliate companies” over the remaining life of Navios Acquisition’s tangible and intangible assets.

As of December 31, 2020, the carrying amount of the investment in Navios Acquisition was $15,033. During the year ended December 31, 2021, 2020 and 2019, the Company recognized an OTTI loss of $0, $13,368 and $13,543, respectively, relating to its investment in Navios Acquisition and the amount was included under the caption “Equity in net earnings/(losses) of affiliate companies”.

Total equity method income/(loss) of $1,944, $13,129 and $(11,098), excluding OTTI loss, were included under the caption “Equity in net earnings/(losses) of affiliate companies” for the years ended December 31, 2021, 2020, and 2019, respectively.

Dividends received for each of the years ended December 31, 2021, 2020 and 2019 were $243, $5,838 and $4,379, respectively.

Navios Containers (Consolidated from November 30, 2018 to August 30, 2019)

Following the sale of Navios Containers general partnership interest effected on August 30, 2019, referred to in Note 3, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method, through the NMCI Merger (as defined herein) on March 31, 2021.

NMCI Merger: On January 4, 2021, Navios Containers and Navios Partners announced that they entered into a definitive merger agreement (the “NMCI Merger”). Under the terms of the NMCI Merger, Navios Partners acquired all of the publicly held common units of Navios Containers through the issuance of 8,133,452 newly issued common units of Navios Partners in exchange for the publicly held common units of Navios Containers at an exchange ratio of 0.39 units of Navios Partners for each Navios Containers common unit. The NMCI Merger was completed on March 31, 2021 and Navios Holdings had 12.6% ownership interest in Navios Partners. As of the close of the market on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ.

Upon completion of the NMCI Merger, as of March 31, 2021, Navios Holdings derecognized its investment in Navios Containers. As of December 31, 2020, the carrying amount of the investment in Navios Containers was $2,812.

As of December 31, 2020, Navios Holdings had a 3.9% ownership interest in Navios Containers.

Total equity method income of $595, $130 and $155 were included under the caption “Equity in net earning/(losses) of affiliate companies” for the years ended December 31, 2021, December 31, 2020 and for the period from August 30, 2019 (date of loss of control) to December 31, 2019, respectively.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the amount of the Navios Revolving Loans I increased by $30,000.

On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe I under ASC 810 and had concluded that Navios Europe I was a VIE and that it was not the party most closely associated with Navios Europe I and, accordingly, was not the primary beneficiary of Navios Europe I.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe I under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I had been accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference had been amortized through “Equity in net losses of affiliate companies” over the remaining life of Navios Europe I.

As of December 31, 2019, the Company received the outstanding receivable amount from Navios Europe I of $13,420 relating to Navios Europe I following the liquidation of the structure (Note 16).

No equity method income was included under the caption “Equity in net losses of affiliate companies” for the years ended December 31, 2021, 2020 and 2019.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. On December 31, 2019, Navios Holdings had a $44,300 receivable from Navios Europe II. The structure was liquidated in June 2020.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe II under ASC 810 and had concluded that Navios Europe II was a VIE and that it was not the party most closely associated with Navios Europe II and, accordingly, was not the primary beneficiary of Navios Europe II.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe II under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II had been accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference had been amortized through “Equity in net losses of affiliate companies” over the remaining life of Navios Europe II.

As of March 31, 2020, the Company considered the decline in fair value of its investment in Navios Europe II as OTTI and therefore recognized a loss of $6,650 in the accompanying consolidated statement of comprehensive income/(loss).

As of December 31, 2020, the Company received in cash all balances relating to Navios Europe II following the liquidation of the structure and recognized a loss of $6,050 included in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020, under the caption “Impairment of loan receivable from affiliate company” (Note 16).

No income was recognized under the caption “Equity in net earnings/(loss) of affiliate companies” for the years ended December 31, 2021 and 2020, respectively. Total equity method income of $1,775 was included under the caption “Equity in net earnings/(losses) of affiliate companies” for the year ended December 31, 2019.

As of December 31, 2021 and 2020, the carrying amount of the investment in Navios Europe II and the balance of Navios Terms Loans II was $0.

Following the results of the significance tests performed by the Company, it was concluded that two affiliate companies met the significance threshold requiring summarized financial information of all affiliate companies being presented.

Summarized financial information of the affiliate companies is presented below:

	December 31, 2021			December 31, 2020

Balance sheet	Navios Partners	Navios Acquisition	Navios Containers	Navios Partners	Navios Acquisition	Navios Containers
Cash and cash equivalents, including restricted cash	$169,446	$—	$—	$30,728	$41,357	$7,573
Current assets	$226,340	$—	$—	$60,780	$140,605	$16,684
Non-current assets	$3,396,959	$—	$—	$1,146,489	$1,428,392	$414,106
Current liabilities	$395,505	$—	$—	$253,252	$805,860	$39,862
Long- term debt including current portion, net	$1,361,709	$—	$—	$486,857	$1,076,587	$232,159
Non-current liabilities	$1,458,069	$—	$—	$299,187	$433,280	$199,383

	December 31, 2020
Income Statement	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Revenue	$226,771	$361,438	$17,059	$127,188
Net (loss)/income	$(68,541)	$27,465	$(26,661)	$3,348

	December 31, 2019
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Revenue	$219,379	$280,117	$36,822	$46,718	$141,532
Net (loss)/income	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within accumulated other comprehensive income/(loss) or since January 1, 2018, when the Company adopted ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”, within consolidated statement of comprehensive income/(loss).

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of December 31, 2021 and 2020, the carrying amount of the AFS Securities related to STX was $219 and $222, respectively and was included under the caption “Other long-term assets” in the consolidated balance sheets.

During the year ended December 31, 2021, the unrealized holding loss related to these AFS Securities included under the caption “Other expense” was $3. During the year ended December 31, 2020, the unrealized holding gain related to these AFS Securities included under the caption “Other income” was $33. During the year ended December 31, 2019, the unrealized holding loss related to these AFS Securities included under the caption “Other expense” was $3.